Organization and Nature of Operations (Details) - Schedule of Organization and Nature of Operations	6 Months Ended
Mar. 31, 2023
Huadi International Group Co., Ltd. (“Huadi International”) [Member]
Organization and Nature of Operations [Line Items]
Registered Location	Cayman Island
Date of Incorporation	Sep. 27, 2018
Ownership as of the issuance date of the report	Parent
Yongqiang Tuoxing Limited. (“Yongqiang Tuoxing”) [Member]
Organization and Nature of Operations [Line Items]
Registered Location	British Virgin Island
Date of Incorporation	Oct. 02, 2018
Ownership as of the issuance date of the report	100% by the Parent
Hong Kong Beach Limited. (“HK Beach”) [Member]
Organization and Nature of Operations [Line Items]
Registered Location	Hong Kong
Date of Incorporation	Nov. 07, 2018
Ownership as of the issuance date of the report	100% by Yongqiang Tuoxing
Wenzhou Hongshun Stainless Steel Limited. (“Hongshun”) [Member]
Organization and Nature of Operations [Line Items]
Registered Location	Wenzhou, China
Date of Incorporation	Jun. 03, 2019
Ownership as of the issuance date of the report	100% by HK Beach
Huadi Steel Group Limited. (“Huadi Steel”) [Member]
Organization and Nature of Operations [Line Items]
Registered Location	Wenzhou, China
Date of Incorporation	Nov. 12, 1998
Ownership as of the issuance date of the report	99% by Hongshun